Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Franklin Tax-Free Trust
Entity Central Index Key	0000757010
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Federal Intermediate-Term Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FKQTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$36	0.71%
[1],[2]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Net Assets	$ 2,010,950,161
Holdings Count | $ / shares	591
Investment Company Portfolio Turnover	18.33%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$2,010,950,161
Total Number of Portfolio Holdings	591
Portfolio Turnover Rate	18.33%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Federal Intermediate-Term Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FKITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$28	0.56%
[4],[5]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
Net Assets	$ 2,010,950,161
Holdings Count | $ / shares	591
Investment Company Portfolio Turnover	18.33%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$2,010,950,161
Total Number of Portfolio Holdings	591
Portfolio Turnover Rate	18.33%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Federal Intermediate-Term Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FCITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$56	1.11%
[7],[8]
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%
Net Assets	$ 2,010,950,161
Holdings Count | $ / shares	591
Investment Company Portfolio Turnover	18.33%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$2,010,950,161
Total Number of Portfolio Holdings	591
Portfolio Turnover Rate	18.33%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[9]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Federal Intermediate-Term Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FITQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$20	0.40%
[10],[11]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 2,010,950,161
Holdings Count | $ / shares	591
Investment Company Portfolio Turnover	18.33%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$2,010,950,161
Total Number of Portfolio Holdings	591
Portfolio Turnover Rate	18.33%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Federal Intermediate-Term Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FITZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$23	0.46%
[13],[14]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Net Assets	$ 2,010,950,161
Holdings Count | $ / shares	591
Investment Company Portfolio Turnover	18.33%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$2,010,950,161
Total Number of Portfolio Holdings	591
Portfolio Turnover Rate	18.33%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[15]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Federal Limited-Term Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FFLQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Federal Limited-Term Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$33	0.65%
[16],[17]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 878,839,085
Holdings Count | $ / shares	333
Investment Company Portfolio Turnover	19.04%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$878,839,085
Total Number of Portfolio Holdings	333
Portfolio Turnover Rate	19.04%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[18]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Federal Limited-Term Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FFTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Federal Limited-Term Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$28	0.55%
[19],[20]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 878,839,085
Holdings Count | $ / shares	333
Investment Company Portfolio Turnover	19.04%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$878,839,085
Total Number of Portfolio Holdings	333
Portfolio Turnover Rate	19.04%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[21]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Federal Limited-Term Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FFTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Federal Limited-Term Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$19	0.37%
[22],[23]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 878,839,085
Holdings Count | $ / shares	333
Investment Company Portfolio Turnover	19.04%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$878,839,085
Total Number of Portfolio Holdings	333
Portfolio Turnover Rate	19.04%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[24]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Federal Limited-Term Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FTFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Federal Limited-Term Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$20	0.40%
[25],[26]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 878,839,085
Holdings Count | $ / shares	333
Investment Company Portfolio Turnover	19.04%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$878,839,085
Total Number of Portfolio Holdings	333
Portfolio Turnover Rate	19.04%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[27]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin High Yield Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FHYQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$40	0.80%
[28]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Net Assets	$ 4,579,030,738
Holdings Count | $ / shares	1,891
Investment Company Portfolio Turnover	7.22%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$4,579,030,738
Total Number of Portfolio Holdings	1,891
Portfolio Turnover Rate	7.22%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[29]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin High Yield Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FRHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$32	0.65%
[30]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Net Assets	$ 4,579,030,738
Holdings Count | $ / shares	1,891
Investment Company Portfolio Turnover	7.22%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$4,579,030,738
Total Number of Portfolio Holdings	1,891
Portfolio Turnover Rate	7.22%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[31]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin High Yield Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FHYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$59	1.19%
[32]
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.19%
Net Assets	$ 4,579,030,738
Holdings Count | $ / shares	1,891
Investment Company Portfolio Turnover	7.22%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$4,579,030,738
Total Number of Portfolio Holdings	1,891
Portfolio Turnover Rate	7.22%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[33]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin High Yield Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FHYRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$25	0.50%
[34]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 4,579,030,738
Holdings Count | $ / shares	1,891
Investment Company Portfolio Turnover	7.22%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$4,579,030,738
Total Number of Portfolio Holdings	1,891
Portfolio Turnover Rate	7.22%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[35]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin High Yield Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FHYVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$27	0.55%
[36]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Net Assets	$ 4,579,030,738
Holdings Count | $ / shares	1,891
Investment Company Portfolio Turnover	7.22%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$4,579,030,738
Total Number of Portfolio Holdings	1,891
Portfolio Turnover Rate	7.22%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[37]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Massachusetts Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FMAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$44	0.89%
[38]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Net Assets	$ 330,964,141
Holdings Count | $ / shares	114
Investment Company Portfolio Turnover	16.35%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$330,964,141
Total Number of Portfolio Holdings	114
Portfolio Turnover Rate	16.35%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[39]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Massachusetts Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FMISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$37	0.74%
[40]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
Net Assets	$ 330,964,141
Holdings Count | $ / shares	114
Investment Company Portfolio Turnover	16.35%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$330,964,141
Total Number of Portfolio Holdings	114
Portfolio Turnover Rate	16.35%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[41]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Massachusetts Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FMAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$64	1.29%
[42]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.29%
Net Assets	$ 330,964,141
Holdings Count | $ / shares	114
Investment Company Portfolio Turnover	16.35%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$330,964,141
Total Number of Portfolio Holdings	114
Portfolio Turnover Rate	16.35%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[43]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Massachusetts Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FKTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$29	0.59%
[44]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
Net Assets	$ 330,964,141
Holdings Count | $ / shares	114
Investment Company Portfolio Turnover	16.35%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$330,964,141
Total Number of Portfolio Holdings	114
Portfolio Turnover Rate	16.35%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[45]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Massachusetts Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FMAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$32	0.64%
[46]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 330,964,141
Holdings Count | $ / shares	114
Investment Company Portfolio Turnover	16.35%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$330,964,141
Total Number of Portfolio Holdings	114
Portfolio Turnover Rate	16.35%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[47]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin New Jersey Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FNJQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$41	0.83%
[48]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%
Net Assets	$ 820,246,704
Holdings Count | $ / shares	209
Investment Company Portfolio Turnover	16.10%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$820,246,704
Total Number of Portfolio Holdings	209
Portfolio Turnover Rate	16.10%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[49]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin New Jersey Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FRNJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$34	0.68%
[50]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 820,246,704
Holdings Count | $ / shares	209
Investment Company Portfolio Turnover	16.10%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$820,246,704
Total Number of Portfolio Holdings	209
Portfolio Turnover Rate	16.10%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[51]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin New Jersey Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FNIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$61	1.22%
[52]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.22%
Net Assets	$ 820,246,704
Holdings Count | $ / shares	209
Investment Company Portfolio Turnover	16.10%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$820,246,704
Total Number of Portfolio Holdings	209
Portfolio Turnover Rate	16.10%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[53]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin New Jersey Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FNJRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$26	0.53%
[54]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%
Net Assets	$ 820,246,704
Holdings Count | $ / shares	209
Investment Company Portfolio Turnover	16.10%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$820,246,704
Total Number of Portfolio Holdings	209
Portfolio Turnover Rate	16.10%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[55]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin New Jersey Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FNJZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$29	0.58%
[56]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Net Assets	$ 820,246,704
Holdings Count | $ / shares	209
Investment Company Portfolio Turnover	16.10%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$820,246,704
Total Number of Portfolio Holdings	209
Portfolio Turnover Rate	16.10%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[57]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Alabama Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FALQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$45	0.90%
[58],[59]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Net Assets	$ 167,486,834
Holdings Count | $ / shares	97
Investment Company Portfolio Turnover	10.10%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$167,486,834
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	10.10%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[60]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Alabama Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FRALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$37	0.75%
[61],[62]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Net Assets	$ 167,486,834
Holdings Count | $ / shares	97
Investment Company Portfolio Turnover	10.10%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$167,486,834
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	10.10%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[63]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Alabama Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FALEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$64	1.29%
[64],[65]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.29%
Net Assets	$ 167,486,834
Holdings Count | $ / shares	97
Investment Company Portfolio Turnover	10.10%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$167,486,834
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	10.10%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[66]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Alabama Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FALRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$31	0.62%
[67],[68]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Net Assets	$ 167,486,834
Holdings Count | $ / shares	97
Investment Company Portfolio Turnover	10.10%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$167,486,834
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	10.10%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[69]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Alabama Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FALZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$32	0.65%
[70],[71]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Net Assets	$ 167,486,834
Holdings Count | $ / shares	97
Investment Company Portfolio Turnover	10.10%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$167,486,834
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	10.10%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[72]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Georgia Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FGAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$45	0.90%
[73],[74]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Net Assets	$ 268,048,375
Holdings Count | $ / shares	104
Investment Company Portfolio Turnover	6.60%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$268,048,375
Total Number of Portfolio Holdings	104
Portfolio Turnover Rate	6.60%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[75]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Georgia Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FTGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$37	0.75%
[76],[77]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Net Assets	$ 268,048,375
Holdings Count | $ / shares	104
Investment Company Portfolio Turnover	6.60%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$268,048,375
Total Number of Portfolio Holdings	104
Portfolio Turnover Rate	6.60%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[78]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Georgia Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FGAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$64	1.29%
[79],[80]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.29%
Net Assets	$ 268,048,375
Holdings Count | $ / shares	104
Investment Company Portfolio Turnover	6.60%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$268,048,375
Total Number of Portfolio Holdings	104
Portfolio Turnover Rate	6.60%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[81]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Georgia Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FGFQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$30	0.61%
[82]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%
Net Assets	$ 268,048,375
Holdings Count | $ / shares	104
Investment Company Portfolio Turnover	6.60%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$268,048,375
Total Number of Portfolio Holdings	104
Portfolio Turnover Rate	6.60%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[83]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Georgia Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FGFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$32	0.65%
[84],[85]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Net Assets	$ 268,048,375
Holdings Count | $ / shares	104
Investment Company Portfolio Turnover	6.60%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$268,048,375
Total Number of Portfolio Holdings	104
Portfolio Turnover Rate	6.60%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[86]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Louisiana Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FQLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$45	0.90%
[87],[88]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Net Assets	$ 219,220,429
Holdings Count | $ / shares	102
Investment Company Portfolio Turnover	10.89%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$219,220,429
Total Number of Portfolio Holdings	102
Portfolio Turnover Rate	10.89%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[89]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Louisiana Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FKLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$37	0.75%
[90],[91]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Net Assets	$ 219,220,429
Holdings Count | $ / shares	102
Investment Company Portfolio Turnover	10.89%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$219,220,429
Total Number of Portfolio Holdings	102
Portfolio Turnover Rate	10.89%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[92]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Louisiana Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FLAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$64	1.29%
[93],[94]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.29%
Net Assets	$ 219,220,429
Holdings Count | $ / shares	102
Investment Company Portfolio Turnover	10.89%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$219,220,429
Total Number of Portfolio Holdings	102
Portfolio Turnover Rate	10.89%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[95]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Louisiana Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FLAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$31	0.62%
[96],[97]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Net Assets	$ 219,220,429
Holdings Count | $ / shares	102
Investment Company Portfolio Turnover	10.89%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$219,220,429
Total Number of Portfolio Holdings	102
Portfolio Turnover Rate	10.89%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[98]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Louisiana Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FLTZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$32	0.65%
[99],[100]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Net Assets	$ 219,220,429
Holdings Count | $ / shares	102
Investment Company Portfolio Turnover	10.89%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$219,220,429
Total Number of Portfolio Holdings	102
Portfolio Turnover Rate	10.89%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[101]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Maryland Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FQMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$44	0.89%
[102],[103]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Net Assets	$ 312,214,257
Holdings Count | $ / shares	107
Investment Company Portfolio Turnover	13.72%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$312,214,257
Total Number of Portfolio Holdings	107
Portfolio Turnover Rate	13.72%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[104]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Maryland Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FMDTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$37	0.74%
[105],[106]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
Net Assets	$ 312,214,257
Holdings Count | $ / shares	107
Investment Company Portfolio Turnover	13.72%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$312,214,257
Total Number of Portfolio Holdings	107
Portfolio Turnover Rate	13.72%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[107]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Maryland Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FMDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$63	1.28%
[108],[109]
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.28%
Net Assets	$ 312,214,257
Holdings Count | $ / shares	107
Investment Company Portfolio Turnover	13.72%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$312,214,257
Total Number of Portfolio Holdings	107
Portfolio Turnover Rate	13.72%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[110]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Maryland Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FMDQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$30	0.60%
[111]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 312,214,257
Holdings Count | $ / shares	107
Investment Company Portfolio Turnover	13.72%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$312,214,257
Total Number of Portfolio Holdings	107
Portfolio Turnover Rate	13.72%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[112]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Maryland Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FMDZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$32	0.64%
[113],[114]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 312,214,257
Holdings Count | $ / shares	107
Investment Company Portfolio Turnover	13.72%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$312,214,257
Total Number of Portfolio Holdings	107
Portfolio Turnover Rate	13.72%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[115]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Missouri Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FMQOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$41	0.83%
[116]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%
Net Assets	$ 603,898,330
Holdings Count | $ / shares	163
Investment Company Portfolio Turnover	10.42%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$603,898,330
Total Number of Portfolio Holdings	163
Portfolio Turnover Rate	10.42%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[117]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Missouri Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FRMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$34	0.68%
[118]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 603,898,330
Holdings Count | $ / shares	163
Investment Company Portfolio Turnover	10.42%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$603,898,330
Total Number of Portfolio Holdings	163
Portfolio Turnover Rate	10.42%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[119]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Missouri Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FMOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$60	1.22%
[120]
Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.22%
Net Assets	$ 603,898,330
Holdings Count | $ / shares	163
Investment Company Portfolio Turnover	10.42%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$603,898,330
Total Number of Portfolio Holdings	163
Portfolio Turnover Rate	10.42%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[121]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Missouri Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FMOQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$27	0.54%
[122]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
Net Assets	$ 603,898,330
Holdings Count | $ / shares	163
Investment Company Portfolio Turnover	10.42%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$603,898,330
Total Number of Portfolio Holdings	163
Portfolio Turnover Rate	10.42%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[123]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Missouri Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FRMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$29	0.58%
[124]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Net Assets	$ 603,898,330
Holdings Count | $ / shares	163
Investment Company Portfolio Turnover	10.42%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$603,898,330
Total Number of Portfolio Holdings	163
Portfolio Turnover Rate	10.42%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[125]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin North Carolina Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FQNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$42	0.85%
[126],[127]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
Net Assets	$ 550,600,107
Holdings Count | $ / shares	200
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$550,600,107
Total Number of Portfolio Holdings	200
Portfolio Turnover Rate	10.00%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[128]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin North Carolina Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FXNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$35	0.70%
[129],[130]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 550,600,107
Holdings Count | $ / shares	200
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$550,600,107
Total Number of Portfolio Holdings	200
Portfolio Turnover Rate	10.00%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[131]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin North Carolina Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FNCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$62	1.24%
[132],[133]
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%
Net Assets	$ 550,600,107
Holdings Count | $ / shares	200
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$550,600,107
Total Number of Portfolio Holdings	200
Portfolio Turnover Rate	10.00%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[134]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin North Carolina Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FNCQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$27	0.55%
[135]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Net Assets	$ 550,600,107
Holdings Count | $ / shares	200
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$550,600,107
Total Number of Portfolio Holdings	200
Portfolio Turnover Rate	10.00%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[136]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin North Carolina Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FNCZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$30	0.60%
[137],[138]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 550,600,107
Holdings Count | $ / shares	200
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$550,600,107
Total Number of Portfolio Holdings	200
Portfolio Turnover Rate	10.00%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[139]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Virginia Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FVAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$43	0.87%
[140],[141]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%
Net Assets	$ 435,160,482
Holdings Count | $ / shares	149
Investment Company Portfolio Turnover	12.39%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$435,160,482
Total Number of Portfolio Holdings	149
Portfolio Turnover Rate	12.39%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[142]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Virginia Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FRVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$36	0.72%
[143],[144]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
Net Assets	$ 435,160,482
Holdings Count | $ / shares	149
Investment Company Portfolio Turnover	12.39%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$435,160,482
Total Number of Portfolio Holdings	149
Portfolio Turnover Rate	12.39%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[145]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Virginia Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FVAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$62	1.26%
[146],[147]
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.26%
Net Assets	$ 435,160,482
Holdings Count | $ / shares	149
Investment Company Portfolio Turnover	12.39%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$435,160,482
Total Number of Portfolio Holdings	149
Portfolio Turnover Rate	12.39%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[148]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Virginia Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FRVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$28	0.57%
[149]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%
Net Assets	$ 435,160,482
Holdings Count | $ / shares	149
Investment Company Portfolio Turnover	12.39%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$435,160,482
Total Number of Portfolio Holdings	149
Portfolio Turnover Rate	12.39%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[150]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Virginia Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FRVZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$31	0.62%
[151],[152]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Net Assets	$ 435,160,482
Holdings Count | $ / shares	149
Investment Company Portfolio Turnover	12.39%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$435,160,482
Total Number of Portfolio Holdings	149
Portfolio Turnover Rate	12.39%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[153]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Arizona Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FAZQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$41	0.82%
[154]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
Net Assets	$ 633,534,968
Holdings Count | $ / shares	181
Investment Company Portfolio Turnover	12.39%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$633,534,968
Total Number of Portfolio Holdings	181
Portfolio Turnover Rate	12.39%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[155]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Arizona Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FTAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$33	0.67%
[156]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
Net Assets	$ 633,534,968
Holdings Count | $ / shares	181
Investment Company Portfolio Turnover	12.39%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$633,534,968
Total Number of Portfolio Holdings	181
Portfolio Turnover Rate	12.39%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[157]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Arizona Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FAZIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$60	1.21%
[158]
Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.21%
Net Assets	$ 633,534,968
Holdings Count | $ / shares	181
Investment Company Portfolio Turnover	12.39%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$633,534,968
Total Number of Portfolio Holdings	181
Portfolio Turnover Rate	12.39%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[159]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Arizona Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FAZRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$27	0.54%
[160]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
Net Assets	$ 633,534,968
Holdings Count | $ / shares	181
Investment Company Portfolio Turnover	12.39%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$633,534,968
Total Number of Portfolio Holdings	181
Portfolio Turnover Rate	12.39%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[161]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Arizona Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FAZZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$28	0.57%
[162]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%
Net Assets	$ 633,534,968
Holdings Count | $ / shares	181
Investment Company Portfolio Turnover	12.39%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$633,534,968
Total Number of Portfolio Holdings	181
Portfolio Turnover Rate	12.39%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[163]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Colorado Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FCOQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$43	0.86%
[164],[165]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
Net Assets	$ 471,870,718
Holdings Count | $ / shares	185
Investment Company Portfolio Turnover	6.52%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$471,870,718
Total Number of Portfolio Holdings	185
Portfolio Turnover Rate	6.52%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[166]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Colorado Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FRCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$35	0.71%
[167],[168]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%
Net Assets	$ 471,870,718
Holdings Count | $ / shares	185
Investment Company Portfolio Turnover	6.52%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$471,870,718
Total Number of Portfolio Holdings	185
Portfolio Turnover Rate	6.52%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[169]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Colorado Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FCOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$62	1.25%
[170],[171]
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.25%
Net Assets	$ 471,870,718
Holdings Count | $ / shares	185
Investment Company Portfolio Turnover	6.52%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$471,870,718
Total Number of Portfolio Holdings	185
Portfolio Turnover Rate	6.52%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[172]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Colorado Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FKTLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$28	0.56%
[173],[174]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
Net Assets	$ 471,870,718
Holdings Count | $ / shares	185
Investment Company Portfolio Turnover	6.52%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$471,870,718
Total Number of Portfolio Holdings	185
Portfolio Turnover Rate	6.52%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[175]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Colorado Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FCOZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$30	0.61%
[176],[177]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%
Net Assets	$ 471,870,718
Holdings Count | $ / shares	185
Investment Company Portfolio Turnover	6.52%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$471,870,718
Total Number of Portfolio Holdings	185
Portfolio Turnover Rate	6.52%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[178]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Connecticut Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FQCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$45	0.90%
[179],[180]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Net Assets	$ 148,212,246
Holdings Count | $ / shares	90
Investment Company Portfolio Turnover	9.31%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$148,212,246
Total Number of Portfolio Holdings	90
Portfolio Turnover Rate	9.31%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[181]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Connecticut Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FXCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$37	0.75%
[182],[183]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Net Assets	$ 148,212,246
Holdings Count | $ / shares	90
Investment Company Portfolio Turnover	9.31%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$148,212,246
Total Number of Portfolio Holdings	90
Portfolio Turnover Rate	9.31%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[184]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Connecticut Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FCTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$64	1.29%
[185],[186]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.29%
Net Assets	$ 148,212,246
Holdings Count | $ / shares	90
Investment Company Portfolio Turnover	9.31%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$148,212,246
Total Number of Portfolio Holdings	90
Portfolio Turnover Rate	9.31%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[187]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Connecticut Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FCTQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$31	0.62%
[188],[189]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Net Assets	$ 148,212,246
Holdings Count | $ / shares	90
Investment Company Portfolio Turnover	9.31%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$148,212,246
Total Number of Portfolio Holdings	90
Portfolio Turnover Rate	9.31%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[190]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Connecticut Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FCNZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$32	0.65%
[191],[192]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Net Assets	$ 148,212,246
Holdings Count | $ / shares	90
Investment Company Portfolio Turnover	9.31%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$148,212,246
Total Number of Portfolio Holdings	90
Portfolio Turnover Rate	9.31%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[193]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Michigan Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FMQTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$41	0.83%
[194]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%
Net Assets	$ 651,721,877
Holdings Count | $ / shares	226
Investment Company Portfolio Turnover	12.47%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$651,721,877
Total Number of Portfolio Holdings	226
Portfolio Turnover Rate	12.47%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[195]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Michigan Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FTTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$34	0.68%
[196]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 651,721,877
Holdings Count | $ / shares	226
Investment Company Portfolio Turnover	12.47%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$651,721,877
Total Number of Portfolio Holdings	226
Portfolio Turnover Rate	12.47%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[197]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Michigan Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FRMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$61	1.22%
[198]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.22%
Net Assets	$ 651,721,877
Holdings Count | $ / shares	226
Investment Company Portfolio Turnover	12.47%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$651,721,877
Total Number of Portfolio Holdings	226
Portfolio Turnover Rate	12.47%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[199]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Michigan Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FKTNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$27	0.55%
[200]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Net Assets	$ 651,721,877
Holdings Count | $ / shares	226
Investment Company Portfolio Turnover	12.47%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$651,721,877
Total Number of Portfolio Holdings	226
Portfolio Turnover Rate	12.47%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[201]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Michigan Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FMTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$29	0.58%
[202]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Net Assets	$ 651,721,877
Holdings Count | $ / shares	226
Investment Company Portfolio Turnover	12.47%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$651,721,877
Total Number of Portfolio Holdings	226
Portfolio Turnover Rate	12.47%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[203]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Minnesota Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FMNQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$42	0.85%
[204],[205]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
Net Assets	$ 615,906,753
Holdings Count | $ / shares	190
Investment Company Portfolio Turnover	2.04%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$615,906,753
Total Number of Portfolio Holdings	190
Portfolio Turnover Rate	2.04%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[206]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Minnesota Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FMINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$35	0.70%
[207],[208]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 615,906,753
Holdings Count | $ / shares	190
Investment Company Portfolio Turnover	2.04%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$615,906,753
Total Number of Portfolio Holdings	190
Portfolio Turnover Rate	2.04%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[209]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Minnesota Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FMNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$62	1.24%
[210],[211]
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%
Net Assets	$ 615,906,753
Holdings Count | $ / shares	190
Investment Company Portfolio Turnover	2.04%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$615,906,753
Total Number of Portfolio Holdings	190
Portfolio Turnover Rate	2.04%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[212]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Minnesota Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FKTDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$27	0.54%
[213]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
Net Assets	$ 615,906,753
Holdings Count | $ / shares	190
Investment Company Portfolio Turnover	2.04%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$615,906,753
Total Number of Portfolio Holdings	190
Portfolio Turnover Rate	2.04%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[214]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Minnesota Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FMNZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$30	0.60%
[215],[216]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 615,906,753
Holdings Count | $ / shares	190
Investment Company Portfolio Turnover	2.04%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$615,906,753
Total Number of Portfolio Holdings	190
Portfolio Turnover Rate	2.04%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[217]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Ohio Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FOHQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$41	0.82%
[218],[219]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
Net Assets	$ 911,283,006
Holdings Count | $ / shares	242
Investment Company Portfolio Turnover	8.06%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$911,283,006
Total Number of Portfolio Holdings	242
Portfolio Turnover Rate	8.06%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[220]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Ohio Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FTOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$33	0.67%
[221],[222]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
Net Assets	$ 911,283,006
Holdings Count | $ / shares	242
Investment Company Portfolio Turnover	8.06%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$911,283,006
Total Number of Portfolio Holdings	242
Portfolio Turnover Rate	8.06%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[223]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Ohio Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FOITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$60	1.21%
[224],[225]
Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.21%
Net Assets	$ 911,283,006
Holdings Count | $ / shares	242
Investment Company Portfolio Turnover	8.06%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$911,283,006
Total Number of Portfolio Holdings	242
Portfolio Turnover Rate	8.06%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[226]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Ohio Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FKTOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$26	0.53%
[227]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%
Net Assets	$ 911,283,006
Holdings Count | $ / shares	242
Investment Company Portfolio Turnover	8.06%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$911,283,006
Total Number of Portfolio Holdings	242
Portfolio Turnover Rate	8.06%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[228]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Ohio Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FROZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$28	0.57%
[229],[230]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%
Net Assets	$ 911,283,006
Holdings Count | $ / shares	242
Investment Company Portfolio Turnover	8.06%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$911,283,006
Total Number of Portfolio Holdings	242
Portfolio Turnover Rate	8.06%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[231]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Oregon Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FOFQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$40	0.81%
[232]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%
Net Assets	$ 789,271,680
Holdings Count | $ / shares	174
Investment Company Portfolio Turnover	12.39%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$789,271,680
Total Number of Portfolio Holdings	174
Portfolio Turnover Rate	12.39%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[233]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Oregon Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FRORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$33	0.66%
[234]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
Net Assets	$ 789,271,680
Holdings Count | $ / shares	174
Investment Company Portfolio Turnover	12.39%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$789,271,680
Total Number of Portfolio Holdings	174
Portfolio Turnover Rate	12.39%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[235]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Oregon Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FORIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$60	1.20%
[236]
Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%
Net Assets	$ 789,271,680
Holdings Count | $ / shares	174
Investment Company Portfolio Turnover	12.39%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$789,271,680
Total Number of Portfolio Holdings	174
Portfolio Turnover Rate	12.39%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[237]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Oregon Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FOFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$26	0.52%
[238]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
Net Assets	$ 789,271,680
Holdings Count | $ / shares	174
Investment Company Portfolio Turnover	12.39%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$789,271,680
Total Number of Portfolio Holdings	174
Portfolio Turnover Rate	12.39%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[239]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Oregon Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FOFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$28	0.56%
[240]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
Net Assets	$ 789,271,680
Holdings Count | $ / shares	174
Investment Company Portfolio Turnover	12.39%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$789,271,680
Total Number of Portfolio Holdings	174
Portfolio Turnover Rate	12.39%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[241]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Pennsylvania Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FPAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$41	0.83%
[242]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%
Net Assets	$ 660,458,455
Holdings Count | $ / shares	222
Investment Company Portfolio Turnover	10.99%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$660,458,455
Total Number of Portfolio Holdings	222
Portfolio Turnover Rate	10.99%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[243]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Pennsylvania Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FRPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$34	0.68%
[244]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 660,458,455
Holdings Count | $ / shares	222
Investment Company Portfolio Turnover	10.99%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$660,458,455
Total Number of Portfolio Holdings	222
Portfolio Turnover Rate	10.99%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[245]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Pennsylvania Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FRPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$60	1.22%
[246]
Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.22%
Net Assets	$ 660,458,455
Holdings Count | $ / shares	222
Investment Company Portfolio Turnover	10.99%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$660,458,455
Total Number of Portfolio Holdings	222
Portfolio Turnover Rate	10.99%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[247]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Pennsylvania Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FRPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$27	0.55%
[248],[249]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Net Assets	$ 660,458,455
Holdings Count | $ / shares	222
Investment Company Portfolio Turnover	10.99%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$660,458,455
Total Number of Portfolio Holdings	222
Portfolio Turnover Rate	10.99%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[250]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Pennsylvania Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FPFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$29	0.58%
[251]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Net Assets	$ 660,458,455
Holdings Count | $ / shares	222
Investment Company Portfolio Turnover	10.99%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$660,458,455
Total Number of Portfolio Holdings	222
Portfolio Turnover Rate	10.99%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[252]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	Annualized.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
†	Annualized.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
†	Annualized.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
†	Annualized.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
†	Annualized.

[15]
*	Does not include derivatives, except purchased options, if any.

[16]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[17]
†	Annualized.

[18]
*	Does not include derivatives, except purchased options, if any.

[19]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[20]
†	Annualized.

[21]
*	Does not include derivatives, except purchased options, if any.

[22]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[23]
†	Annualized.

[24]
*	Does not include derivatives, except purchased options, if any.

[25]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[26]
†	Annualized.

[27]
*	Does not include derivatives, except purchased options, if any.

[28]
†	Annualized.

[29]
*	Does not include derivatives, except purchased options, if any.

[30]
†	Annualized.

[31]
*	Does not include derivatives, except purchased options, if any.

[32]
†	Annualized.

[33]
*	Does not include derivatives, except purchased options, if any.

[34]
†	Annualized.

[35]
*	Does not include derivatives, except purchased options, if any.

[36]
†	Annualized.

[37]
*	Does not include derivatives, except purchased options, if any.

[38]
†	Annualized.

[39]
*	Does not include derivatives, except purchased options, if any.

[40]
†	Annualized.

[41]
*	Does not include derivatives, except purchased options, if any.

[42]
†	Annualized.

[43]
*	Does not include derivatives, except purchased options, if any.

[44]
†	Annualized.

[45]
*	Does not include derivatives, except purchased options, if any.

[46]
†	Annualized.

[47]
*	Does not include derivatives, except purchased options, if any.

[48]
†	Annualized.

[49]
*	Does not include derivatives, except purchased options, if any.

[50]
†	Annualized.

[51]
*	Does not include derivatives, except purchased options, if any.

[52]
†	Annualized.

[53]
*	Does not include derivatives, except purchased options, if any.

[54]
†	Annualized.

[55]
*	Does not include derivatives, except purchased options, if any.

[56]
†	Annualized.

[57]
*	Does not include derivatives, except purchased options, if any.

[58]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[59]
†	Annualized.

[60]
*	Does not include derivatives, except purchased options, if any.

[61]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[62]
†	Annualized.

[63]
*	Does not include derivatives, except purchased options, if any.

[64]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[65]
†	Annualized.

[66]
*	Does not include derivatives, except purchased options, if any.

[67]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[68]
†	Annualized.

[69]
*	Does not include derivatives, except purchased options, if any.

[70]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[71]
†	Annualized.

[72]
*	Does not include derivatives, except purchased options, if any.

[73]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[74]
†	Annualized.

[75]
*	Does not include derivatives, except purchased options, if any.

[76]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[77]
†	Annualized.

[78]
*	Does not include derivatives, except purchased options, if any.

[79]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[80]
†	Annualized.

[81]
*	Does not include derivatives, except purchased options, if any.

[82]
†	Annualized.

[83]
*	Does not include derivatives, except purchased options, if any.

[84]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[85]
†	Annualized.

[86]
*	Does not include derivatives, except purchased options, if any.

[87]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[88]
†	Annualized.

[89]
*	Does not include derivatives, except purchased options, if any.

[90]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[91]
†	Annualized.

[92]
*	Does not include derivatives, except purchased options, if any.

[93]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[94]
†	Annualized.

[95]
*	Does not include derivatives, except purchased options, if any.

[96]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[97]
†	Annualized.

[98]
*	Does not include derivatives, except purchased options, if any.

[99]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[100]
†	Annualized.

[101]
*	Does not include derivatives, except purchased options, if any.

[102]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[103]
†	Annualized.

[104]
*	Does not include derivatives, except purchased options, if any.

[105]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[106]
†	Annualized.

[107]
*	Does not include derivatives, except purchased options, if any.

[108]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[109]
†	Annualized.

[110]
*	Does not include derivatives, except purchased options, if any.

[111]
†	Annualized.

[112]
*	Does not include derivatives, except purchased options, if any.

[113]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[114]
†	Annualized.

[115]
*	Does not include derivatives, except purchased options, if any.

[116]
†	Annualized.

[117]
*	Does not include derivatives, except purchased options, if any.

[118]
†	Annualized.

[119]
*	Does not include derivatives, except purchased options, if any.

[120]
†	Annualized.

[121]
*	Does not include derivatives, except purchased options, if any.

[122]
†	Annualized.

[123]
*	Does not include derivatives, except purchased options, if any.

[124]
†	Annualized.

[125]
*	Does not include derivatives, except purchased options, if any.

[126]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[127]
†	Annualized.

[128]
*	Does not include derivatives, except purchased options, if any.

[129]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[130]
†	Annualized.

[131]
*	Does not include derivatives, except purchased options, if any.

[132]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[133]
†	Annualized.

[134]
*	Does not include derivatives, except purchased options, if any.

[135]
†	Annualized.

[136]
*	Does not include derivatives, except purchased options, if any.

[137]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[138]
†	Annualized.

[139]
*	Does not include derivatives, except purchased options, if any.

[140]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[141]
†	Annualized.

[142]
*	Does not include derivatives, except purchased options, if any.

[143]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[144]
†	Annualized.

[145]
*	Does not include derivatives, except purchased options, if any.

[146]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[147]
†	Annualized.

[148]
*	Does not include derivatives, except purchased options, if any.

[149]
†	Annualized.

[150]
*	Does not include derivatives, except purchased options, if any.

[151]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[152]
†	Annualized.

[153]
*	Does not include derivatives, except purchased options, if any.

[154]
†	Annualized.

[155]
*	Does not include derivatives, except purchased options, if any.

[156]
†	Annualized.

[157]
*	Does not include derivatives, except purchased options, if any.

[158]
†	Annualized.

[159]
*	Does not include derivatives, except purchased options, if any.

[160]
†	Annualized.

[161]
*	Does not include derivatives, except purchased options, if any.

[162]
†	Annualized.

[163]
*	Does not include derivatives, except purchased options, if any.

[164]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[165]
†	Annualized.

[166]
*	Does not include derivatives, except purchased options, if any.

[167]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[168]
†	Annualized.

[169]
*	Does not include derivatives, except purchased options, if any.

[170]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[171]
†	Annualized.

[172]
*	Does not include derivatives, except purchased options, if any.

[173]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[174]
†	Annualized.

[175]
*	Does not include derivatives, except purchased options, if any.

[176]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[177]
†	Annualized.

[178]
*	Does not include derivatives, except purchased options, if any.

[179]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[180]
†	Annualized.

[181]
*	Does not include derivatives, except purchased options, if any.

[182]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[183]
†	Annualized.

[184]
*	Does not include derivatives, except purchased options, if any.

[185]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[186]
†	Annualized.

[187]
*	Does not include derivatives, except purchased options, if any.

[188]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[189]
†	Annualized.

[190]
*	Does not include derivatives, except purchased options, if any.

[191]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[192]
†	Annualized.

[193]
*	Does not include derivatives, except purchased options, if any.

[194]
†	Annualized.

[195]
*	Does not include derivatives, except purchased options, if any.

[196]
†	Annualized.

[197]
*	Does not include derivatives, except purchased options, if any.

[198]
†	Annualized.

[199]
*	Does not include derivatives, except purchased options, if any.

[200]
†	Annualized.

[201]
*	Does not include derivatives, except purchased options, if any.

[202]
†	Annualized.

[203]
*	Does not include derivatives, except purchased options, if any.

[204]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[205]
†	Annualized.

[206]
*	Does not include derivatives, except purchased options, if any.

[207]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[208]
†	Annualized.

[209]
*	Does not include derivatives, except purchased options, if any.

[210]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[211]
†	Annualized.

[212]
*	Does not include derivatives, except purchased options, if any.

[213]
†	Annualized.

[214]
*	Does not include derivatives, except purchased options, if any.

[215]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[216]
†	Annualized.

[217]
*	Does not include derivatives, except purchased options, if any.

[218]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[219]
†	Annualized.

[220]
*	Does not include derivatives, except purchased options, if any.

[221]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[222]
†	Annualized.

[223]
*	Does not include derivatives, except purchased options, if any.

[224]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[225]
†	Annualized.

[226]
*	Does not include derivatives, except purchased options, if any.

[227]
†	Annualized.

[228]
*	Does not include derivatives, except purchased options, if any.

[229]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[230]
†	Annualized.

[231]
*	Does not include derivatives, except purchased options, if any.

[232]
†	Annualized.

[233]
*	Does not include derivatives, except purchased options, if any.

[234]
†	Annualized.

[235]
*	Does not include derivatives, except purchased options, if any.

[236]
†	Annualized.

[237]
*	Does not include derivatives, except purchased options, if any.

[238]
†	Annualized.

[239]
*	Does not include derivatives, except purchased options, if any.

[240]
†	Annualized.

[241]
*	Does not include derivatives, except purchased options, if any.

[242]
†	Annualized.

[243]
*	Does not include derivatives, except purchased options, if any.

[244]
†	Annualized.

[245]
*	Does not include derivatives, except purchased options, if any.

[246]
†	Annualized.

[247]
*	Does not include derivatives, except purchased options, if any.

[248]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[249]
†	Annualized.

[250]
*	Does not include derivatives, except purchased options, if any.

[251]
†	Annualized.

[252]
*	Does not include derivatives, except purchased options, if any.